Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operation [Abstract]
Schedule of discontinued operations
	For the Years Ended December 31,
	2022	2021	2020
Revenue	$-	$886,571	1,395,285
Cost of revenues	-	1,657,799	2,235,598
Gross loss	-	(771,228)	(840,313)
Operating expenses	-	829,049	6,036,039
Loss from discontinued operations	-	(1,600,277)	(6,876,352)
Other income (expense), net	-	4,375	(736,249)
Loss before tax	-	(1,595,902)	(7,612,601)
Income tax provision	-	488	-
Net loss from discontinued operations	$-	$(1,596,390)	(7,612,601)